UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 20, 2019 to November 30, 2019

Commission File Number of issuing entity:	333-229783-02

Central Index Key Number of issuing entity:	0001791507

Mercedes-Benz Auto Lease Trust 2019-B
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-208533

Central Index Key Number of depositor:	0001537805

Daimler Trust Leasing LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001540252

Mercedes-Benz Financial Services USA LLC
(Exact name of sponsor as specified in its charter)

State of Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-8653034
(IRS Employer Identification No.)

36455 Corporate Drive
Farmington Hills, Michigan
(Address of principal executive offices of issuing entity)

48331
(Zip Code)

(248)9916632
(Telephone number, including area code)

N.A.
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A-1 Asset Backed Notes	☐	☐	☒
Class A-2 Asset Backed Notes	☐	☐	☒
Class A-3 Asset Backed Notes	☐	☐	☒
Class A-4 Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

EXPLANATORY NOTE

This distribution report on Form 10-D/A and the attached Exhibit 99 amends and restates in its entirety the distribution report on Form 10-D/A and Exhibit 99 filed by the issuing entity with the U.S. Securities and Exchange Commission on December 23, 2019 to revise Exhibit No. 99.1.

Within the Pool Data section of the distribution report, the Aggregate Base Residual Value As of Cutoff Date, has been revised to 1,019,238,943.26, as reported in the Characteristics of the Leases section of the Prospectus filed November 15, 2019.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 16, 2019 a distribution was made to holders of notes of the issuing entity. The distribution report for this distribution is attached to this Form 10-D as Exhibit 99.1.

No assets held by the issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the period from November 20, 2019 to November 30, 2019.

Reference is made to the Form ABS – 15G filed by Mercedes-Benz Financial Services USA LLC with the Securities and Exchange Commission on January 00, 1900, and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which Mercedes-Benz Financial Services USA LLC is a securitizer (as that term is defined in Section 15G(a) of the Securities Exchange Act of 1934). The CIK number of Mercedes-Benz Financial Services USA LLC is 0001540252.

Item 1A. Asset-Level Information.

Asset-level data for the reporting period covered by this Form 10-D is included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the Securities and Exchange Commission on December 20, 2019 (the “Form ABS-EE”) and is incorporated by reference into this Form 10-D. Additional asset-level information or explanatory language is included in Exhibit 103 to the Form ABS-EE and is also incorporated by reference into this Form 10-D.

PART II - OTHER INFORMATION

Item 10. Exhibits.

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity

102	Asset Data File (Exhibit 102 to Form ABS-EE filed by the issuing entity on December 20, 2019)

103	Asset Related Document (Exhibit 103 to Form ABS-EE filed by the issuing entity on December 20, 2019)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Mercedes-Benz Auto Lease Trust 2019-B
(Issuing Entity)

By: Mercedes-Benz Financial Services USA LLC
(Servicer)

Date: January 10, 2020	By: /s/ Christopher Trainor
Christopher Trainor
Vice President

EXHIBIT INDEX

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity

102	Asset Data File (Exhibit 102 to Form ABS-EE filed by the issuing entity on December 20, 2019)

103	Asset Related Document (Exhibit 103 to Form ABS-EE filed by the issuing entity on December 20, 2019)